Contingencies - Additional Information (Detail) (USD $)	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Commitments Contingencies And Litigation [Line Items]
Unrecognized tax benefits	$ 8,589,164	$ 8,870,677	$ 9,117,443
Interest and potential penalties of uncertain tax positions	436,920	651,721	121,032
Accrued Liabilities Taxes [Member]
Commitments Contingencies And Litigation [Line Items]
Unrecognized tax benefits	4,454,069	4,879,338
Interest and potential penalties of uncertain tax positions	$ 436,920	$ 651,721